Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	2022	2021
	In thousands of USD
Buildings	$14,995	$16,201
Furniture and equipment	983	977
Motor vehicles	14	16
Office improvements	895	977
Subtotal	16,887	18,171
Less: accumulated depreciation	(3,589)	(3,234)
Property and equipment, net	$13,298	$14,937